Property and Equipment (Details Narrative) - USD ($)	6 Months Ended
	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Equipment not in use	$ 514,502	$ 514,502
Return of equipment	$ 0	$ 32,269